[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08044
MORGAN STANLEY HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, NY		10036
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 522 Fifth Avenue, New York, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	9/30/07

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Morgan Stanley High Yield Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2007 (unaudited)

(Showing Percentage of Total Value of Investments)

	Face
	Amount	Value
	(000)	(000)
CORPORATE BONDS AND NOTES (90.5%)
Aerospace (1.0%)
DAE Aviation Holdings, Inc.,
11.25%, 8/1/15	$ (a)225	$236
Hexcel Corp.,
6.75%, 2/1/15	680	675
		911
Broadcasting (0.8%)
LIN Television Corp.,
6.50%, 5/15/13	460	450
Univision Communications, Inc., PIK,
9.75%, 3/15/15	(a)300	294
		744
Cable (4.6%)
Cablevision Systems Corp.,
9.82%, 4/1/09	(b)775	802
Charter Communications Holdings I, LLC,
11.00%, 10/1/15	301	306
Charter Communications Holdings II, LLC,
10.25%, 9/15/10	215	221
Echostar DBS Corp.,
5.75%, 10/1/08	300	301
6.38%, 10/1/11	75	75
6.63%, 10/1/14	715	720
Intelsat Bermuda Ltd.
8.89%, 1/15/15	(b)130	132
Intelsat Subsidiary Holdings Co., Ltd.,
8.25%, 1/15/13	55	56
8.63%, 1/15/15	545	559
NTL Cable plc,
8.75%, 4/15/14	90	93
9.13%, 8/15/16	100	104
PanAmSat Corp.,
9.00%, 8/15/14	621	643
		4,012
Chemicals (6.1%)
Berry Plastics Holding Corp.,
8.88%, 9/15/14	860	884
Equistar Chemicals, LP/Equistar Funding Corp.,
10.13%, 9/1/08	(c)601	623
10.63%, 5/1/11	83	87
Innophos Holdings, Inc.,
9.50%, 4/15/12	(a)260	263
Innophos, Inc.,

8.88%, 8/15/14		150	149
Koppers, Inc.,
9.88%, 10/15/13		250	266
Koppers Holdings, Inc.,
Zero Coupon, 11/15/14		(b)(d)355	305
Nalco Co.,
7.75%, 11/15/11		345	354
8.88%, 11/15/13		550	580
RBS Global, Inc./Rexnord Corp.,
9.50%, 8/1/14		715	744
Rockwood Specialties Group, Inc.,
7.63%, 11/15/14	EUR	150	214
Terra Capital, Inc.,
7.00%, 2/1/17		$455	446
Westlake Chemical Corp.,
6.63%, 1/15/16			434
			5,349
Consumer Products (1.1%)
Jarden Corp.,
7.50%, 5/1/17		600	584
Oxford Industries, Inc.,
8.88%, 6/1/11		345	350
			934
Diversified Media (3.5%)
CanWest Media, Inc.,
8.00%, 9/15/12		864	851
Dex Media East, LLC/Dexmedia East Finance Co.,
12.13%, 11/15/12		270	289
Dex Media West, LLC/Dexmedia West Finance Co.,
9.88%, 8/15/13		415	444
Idearc, Inc.,
8.00%, 11/15/16		670	672
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14		315	283
Valassis Communications,
8.25%, 3/1/15		600	525
			3,064
Energy (9.7%)
Chaparral Energy, Inc.,
8.50%, 12/1/15		755	711
8.88%, 2/1/17		(a)100	94
CHC Helicopter Corp.,
7.38%, 5/1/14		960	917
Chesapeake Energy Corp.,
7.50%, 9/15/13		(c)755	779
7.63%, 7/15/13		(c)135	142
Cimarex Energy Co.,
7.13%, 5/1/17		140	140
Compagnie Generale de Geophysique S.A.,
7.50%, 5/15/15		345	357
Hilcorp Energy I, LP/Hilcorp Finance Co.,
7.75%, 11/1/15		(a)1,005	987
Husky Oil Co.,
8.90%, 8/15/28		(b)(c)855	884

Kinder Morgan, Inc.,
6.50%, 9/1/12	680		677
Massey Energy Co.,
6.88%, 12/15/13	880		825
OPTI Canada, Inc.,
8.25%, 12/15/14	(a)380		385
Pacific Energy Partners, LP/Pacific Energy Finance Corp.,
7.13%, 6/15/14	450		462
Pogo Producing Co.,
6.88%, 10/1/17	(c)660		667
Sandridge Energy,
8.63%, 4/1/15	415		411
			8,438
Financials (0.2%)
Capmark Financial Group, Inc.,
5.88%, 5/10/12	(a)125		114
6.30%, 5/10/17	(a)55		48
			162
Food & Drug (2.3%)
CA FM Lease Trust,
8.50%, 7/15/17	(a)487		529
Delhaize America, Inc.,
9.00%, 4/15/31	305		365
Rite Aid Corp.,
8.13%, 5/1/10	515		519
SUPERVALU, Inc.,
7.50%, 5/15/12	340		354
7.50%, 11/15/14	225		230
			1,997
Food & Tobacco (2.8%)
Constellations Brands, Inc.,
7.25%, 5/15/17	(a)360		362
Michael Foods, Inc.,
8.00%, 11/15/13	405		407
Pilgrim’s Pride Corp.,
7.63%, 5/1/15	295		301
Reynolds American, Inc.,
6.50%, 7/15/10	440		454
Smithfield Foods, Inc.,
7.00%, 8/1/11	615		626
7.63%, 2/15/08	265		266
			2,416
Forest Products (5.6%)
Berry Plastics Holding Corp.,
10.25%, 3/1/16	405		399
Crown Americas, LLC/Crown Americas Capital Corp.,
7.63%, 11/15/13	335		345
Crown European Holdings S.A.,
6.25%, 9/1/11	EUR	245	355
Georgia-Pacific Corp.,
7.13%, 1/15/17	$	(a)520	506
Graham Packaging Co., Inc.,
9.88%, 10/15/14	(c)830		826
Graphic Packaging International Corp.,

9.50%, 8/15/13	(c)670	692
Owens-Brockway Glass Container, Inc.,
8.25%, 5/15/13	(c)1,175	1,222
Owens-Illinois, Inc.,
7.35%, 5/15/08	360	363
P.H. Glatfelter Co.,
7.13%, 5/1/16	145	145
		4,853
Gaming & Leisure (5.7%)
Caesar’s Entertainment, Inc.,
8.88%, 9/15/08	250	256
Host Marriott, LP REIT,
6.38%, 3/15/15	250	246
7.13%, 11/1/13	450	456
Isle of Capri Casinos, Inc.,
7.00%, 3/1/14	985	886
Las Vegas Sands Corp.,
6.38%, 2/15/15	520	506
MGM Mirage,
6.00%, 10/1/09	1,565	1,561
Station Casinos, Inc.,
6.00%, 4/1/12	885	845
7.75%, 8/15/16	225	224
		4,980
Health Care (9.9%)
Community Health Systems, Inc.,
8.88%, 7/15/15	(a)440	454
DaVita, Inc.,
6.63%, 3/15/13	(c)1,115	1,112
Fisher Scientific International, Inc.,
6.13%, 7/1/15	895	880
FMC Finance III S.A.,
6.88%, 7/15/17	(a)610	610
Fresenius Medical Care Capital Trust II,
7.88%, 2/1/08	935	940
Fresenius Medical Capital Trust IV,
7.88%, 6/15/11	440	459
HCA, Inc.,
5.75%, 3/15/14	200	168
6.25%, 2/15/13	390	346
8.70%, 2/10/10	265	271
8.75%, 9/1/10	685	695
9.13%, 11/15/14	(a)185	196
Invacare Corp.,
9.75%, 2/15/15	100	101
National Mentor Holdings, Inc.,
11.25%, 7/1/14	370	392
Omnicare, Inc.,
6.75%, 12/15/13	495	464
6.88%, 12/15/15	395	367
Sun Healthcare Group, Inc.,
9.13%, 4/15/15	(a)330	338
Tenet Healthcare Corp.,
7.38%, 2/1/13	230	196

9.88%, 7/1/14		225	207
Warner Chilcott Corp.,
8.75%, 2/1/15		395	411
			8,607
Housing (1.9%)
Goodman Global Holding Co., Inc.,
8.36%, 6/15/12		(b)122	121
Interface, Inc.,
9.50%, 2/1/14		535	562
10.38%, 2/1/10		165	175
Nortek, Inc.,
8.50%, 9/1/14		755	659
Realogy Corp.,
10.50%, 4/15/14		(a)225	192
			1,709
Information Technology (3.3%)
Freescale Semiconductor, Inc.,
8.88%, 12/15/14		670	650
Iron Mountain, Inc.,
7.75%, 1/15/15		375	376
8.63%, 4/1/13		(c)505	514
Nortel Networks Corp.,
4.25%, 9/1/08		550	542
PGS Solutions, Inc.,
9.63%, 2/15/15		(a)330	309
SunGard Data Systems, Inc.,
9.13%, 8/15/13		445	465
			2,856
Manufacturing (1.6%)
Baldor Electric,
8.63%, 2/15/17		205	215
Johnsondiversey, Inc.,
9.63%, 5/15/12		511	521
9.63%, 5/15/12	EUR	235	342
Propex Fabrics, Inc.,
10.00%, 12/1/12		$470	359
			1,437
Metals (2.5%)
Foundation PA Coal Co.,
7.25%, 8/1/14		170	167
Freeport-McMoran Copper & Gold, Inc.,
8.38%, 4/1/17		605	662
Novelis, Inc.,
7.25%, 2/15/15		1,045	1,014
UCAR Finance, Inc.,
10.25%, 2/15/12		320	335
			2,178
Mortgages — Other (2.0%)
American Home Mortgage Assets,
5.43%, 6/25/47		(b)271	242
Countrywide Alternative Loan Trust,
5.83%, 2/25/36		(b)199	180
5.95%, 1/25/36		(b)450	334
Harborview Mortgage Loan Trust,

6.20%, 1/19/36	(b)419		367
Luminent Mortgage Trust,
5.49%, 7/25/36	(b)373		295
Residential Accredit Loans, Inc.,
5.88%, 1/25/46	(b)348		311
			1,729
Retail (1.4%)
Brown Shoe Co., Inc.,
8.75%, 5/1/12	(c)510		528
Phillips - Van Heusen,
7.25%, 2/15/11	655		665
			1,193
Service (2.3%)
Allied Waste North America,
5.75%, 2/15/11	(a)475		469
6.38%, 4/15/11	1,100		1,108
Aramark Corp.,
8.50%, 2/1/15	135		138
8.86%, 2/1/15	(b)35		36
Aramark Services, Inc.,
5.00%, 6/1/12	250		222
			1,973
Telecommunications (3.3%)
Axtel S.A.B de C.V.,
11.00%, 12/15/13	607		661
Citizens Communications Co.,
6.25%, 1/15/13	230		225
Esprit Telecommunications Group plc,
11.50%, 12/15/07	EUR	(e)(f)(g)665	@—
Exodus Communications, Inc.,
11.63%, 7/15/10	$	(e)(f)(g)1,068	@—
Nordic Telephone Co. Holdings A.p.S.,
8.88%, 5/1/16	(a)175		186
Qwest Communications International, Inc.,
9.06%, 2/15/09	(b)669		679
Qwest Corp.,
5.63%, 11/15/08	115		115
Rhythms NetConnections, Inc.,
13.88%, 5/15/08	(e)(f)(g)2,591		@—
14.00%, 2/15/10	(e)(f)(g)1,476		@—
TDC A/S,
6.50%, 4/19/12	EUR	195	277
Wind Acquisition Finance S.A.,
10.75%, 12/1/15	$	(a)495	551
Windstream Corp.,
8.13%, 8/1/13	210		222
			2,916
Transportation (8.8%)
ArvinMeritor, Inc.,
8.75%, 3/1/12	655		671
Asbury Automotive Group, Inc.,
7.63%, 3/15/17	(a)235		217
Ford Motor Credit Co.,
5.80%, 1/12/09	565		546

7.00%, 10/1/13	855	774
7.25%, 10/25/11	(c)610	572
General Motors Corp.,
7.13%, 7/15/13	445	409
8.38%, 7/15/33	315	278
General Motors Acceptance Corp., LLC,
4.38%, 12/10/07	585	582
6.88%, 9/15/11	(c)1,310	1,248
Petro Stopping Centers, LP/Petro Financial Corp.,
9.00%, 2/15/12	710	745
Sonic Automotive, Inc.,
8.63%, 8/15/13	(c)1,250	1,241
United Auto Group, Inc.,
7.75%, 12/15/16	425	409
		7,692
Utilities (8.9%)
AES Corp. (The),
7.75%, 3/1/14	160	163
8.88%, 2/15/11	59	62
9.00%, 5/15/15	(a)(c)570	601
9.38%, 9/15/10	88	93
Colorado Interstate Gas Co.,
6.80%, 11/15/15	(c)1,185	1,233
Dynegy Holdings, Inc.,
7.75%, 6/1/19	(a)475	457
Intergen N.V.,
9.00%, 6/30/17	(a)535	564
Ipalco Enterprises, Inc.,
8.38%, 11/14/08	360	369
8.63%, 11/14/11	165	175
Nevada Power Co.,
8.25%, 6/1/11	355	388
NRG Energy, Inc.,
7.38%, 1/15/17	470	471
Ormat Funding Corp.,
8.25%, 12/30/20	700	715
PSEG Energy Holdings, LLC,
8.63%, 2/15/08	(c)532	538
Reliant Resources, Inc.,
7.88%, 6/15/17	450	455
Sierra Pacific Power Co.,
6.25%, 4/15/12	180	184
TXU Energy Co., LLC,
7.00%, 3/15/13	210	231
Williams Cos., Inc.,
7.88%, 9/1/21	955	1,043
		7,742
Wireless Communications (1.2%)
American Tower Corp.,
7.13%, 10/15/12	345	355
7.50%, 5/1/12	680	702
		1,057
TOTAL CORPORATE BONDS AND NOTES (Cost $83,235)		78,949
GOVERNMENT BONDS (0.4%)

Sovereign (0.4%)
Mexican Bonos,
9.50%, 12/18/14 (Cost $356)	MXN	3,510	350
	Shares
COMMON STOCKS (0.0%)
Telecommunications (0.0%)
Neon Communications, Inc.	$	(h)713	3
Viatel Holding Bermuda Ltd.	(h)1,105		1
XO Holdings, Inc.	(h)969		3
			7
Utilities (0.0%)
PNM Resources, Inc.	178		4
TOTAL COMMON STOCKS (Cost $1,954)			11
	No. of
	Warrants
WARRANTS (0.0%)
Telecommunications (0.0%)
XO Holdings, Inc., Series A, expiring 1/16/10	(h)1,939		1
XO Holdings, Inc., Series B, expiring 1/16/10	(h)1,455		1
XO Holdings, Inc., Series C, expiring 1/16/10	(h)1,455		@—
			2
Utilities (0.0%)
SW Acquisition, LP, expiring 4/1/11	(f)(g)(h)@—		@—
TOTAL WARRANTS (Cost $@—)			2

	Shares
SHORT-TERM INVESTMENTS (9.1%)
Investment Company (8.9%)
Morgan Stanley Institutional Liquidity
Money Market Portfolio
— Institutional Class	(i)7,777,666		7,778
	Face
	Amount
	(000)
U.S. Treasury Bill (0.2%)
U.S. Treasury Bill,
3.82%, 1/10/08	$	(j)(k)200	198
TOTAL SHORT TERM INVESTMENTS (Cost $7,975)			7,976
TOTAL INVESTMENTS + (100.0%) (Cost $93,520)			87,288
LIABILITIES IN EXCESS OF OTHER ASSETS			(8,999)
NET ASSETS			$78,289

(a)	144A Security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2007.
(c)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of September 30, 2007.
(d)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2007. Maturity date disclosed is the ultimate maturity date.
(e)	Issuer is in default.
(f)	Security has been deemed illiquid at September 30, 2007.
(g)	Security was valued at fair value — At September 30, 2007, the Fund held fair valued securities valued at less than $500, representing less than 0.05% of net assets.

(h)	Non-income producing security.
(i)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Money Market Portfolio (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the nine months ended September 30, 2007, advisory fees paid were reduced by $3,000 relating to the Fund’s investment in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as interest from affiliates and totaled $171,000. During the nine months ended September 30, 2007, cost of purchases and sales in the Liquidity Fund were $23,913,000 and $16,135,000, respectively.

(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	Rate shown is the Yield to Maturity at September 30, 2007.
@	Value is less than $500.
EUR	Euro
MXN	Mexican Peso
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
+

At September 30, 2007, the U.S. Federal income tax cost basis of investments was approximately $93,520,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $6,232,000 of which $1,286,000 related to appreciated securities and $7,518,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Fund had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver		Value	Settlement	For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
USD	71	$71	10/31/07	EUR	52	$74	$3
USD	238	238	10/31/07	EUR	174	248	10
EUR	174	248	10/31/07	USD	238	238	(10)
EUR	884	1,261	10/31/07	USD	1,209	1,209	(52)
		$1,818				$1,769	$(49)

USD   — United States Dollar

Futures Contracts:

The Fund had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
2 yr. Note	25	5,176	Dec-07	$22
U.S. Treasury
5 yr. Note	26	2,783	Dec-07	19
U.S. Treasury
10 yr. Note	42	4,590	Dec-07	26
Short:
U.S. Treasury	65	7,237	Dec-07	(1)
Long Bond				$66

Credit Default Swap Contracts

The Fund had the following credit default swap agreement(s) open at period end:

					Unrealized
		Notional			Appreciation
	Buy/Sell	Amount	Pay/Receive	Termination	(Depreciation)
Swap Counterparty and Reference Obligation	Protection	(000)	Fixed Rate	Date	(000)
JPMorgan Chase	Buy	$625	1.30%	6/20/14	$2
Belo Corp., 8.00%, 11/1/08
Dow Jones CDX North America High Yield Index,
Series 8	Sell	2,635	2.75	6/20/12	108
					$110

Interest Rate Swap Contracts

The Fund had the following interest rate swap agreement(s) open at period end:

						Unrealized
					Notional	Appreciation
	Floating Rate	Pay/Receive	Fixed	Termination	Amount	(Depreciation)
Swap Counterparty	Index	Floating Rate	Rate	Date	(000)	(000)
JPMorgan Chase	3 month LIBOR	Pay	5.36	2/24/17	$5,700	$66
	Dow Jones CDX
	North America
	High Yield
	Index, Series 8	Pay	5.43	8/20/17	5,900	101
						$167

LIBOR — London Inter Bank Offer Rate

At September 30, 2007, the Fund had a reverse repurchase agreement outstanding with UBS Warburg as follows:

Maturity in
less than
UBS Warburg Agreement	365 Days
Value of Securities Subject to Repurchase	$9,980,883
Liability Under Reverse Repurchase
Agreement	$9,885,657
Weighted Average Days to Maturity	67.8

Item 2.  Controls and Procedures.

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley High Yield Fund, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 20, 2007

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 20, 2007